Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Note 13 – RELATED PARTY TRANSACTIONS

During the three months ended September 30, 2013 and 2012, the Company paid a company controlled by the President of Source for consulting services in the amount of $26,142 and $29,622, respectively.

Note 11 – RELATED PARTY TRANSACTIONS

In the years ended June 30, 2013 and 2012, the Company paid a company controlled by the President of Moneytech for consulting services in the amount of $209,500 and $201,299 respectively.